Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Profit or loss [abstract]
REVENUE	¥ 1,933,836	¥ 2,516,810	¥ 2,374,934
OPERATING EXPENSES
Purchases, services and other	(1,267,797)	(1,697,834)	(1,553,784)
Employee compensation costs	(147,604)	(154,318)	(144,391)
Exploration expenses, including exploratory dry holes	(19,333)	(20,775)	(18,726)
Depreciation, depletion and amortization	(213,875)	(225,262)	(232,276)
Selling, general and administrative expenses	(64,345)	(68,596)	(74,477)
Taxes other than income taxes	(195,850)	(228,436)	(220,677)
Other income/(expenses) net	50,905	173	(7,661)
TOTAL OPERATING EXPENSES	(1,857,899)	(2,395,048)	(2,251,992)
PROFIT FROM OPERATIONS	75,937	121,762	122,942
FINANCE COSTS
Exchange gain	14,387	10,017	12,701
Exchange loss	(14,279)	(10,016)	(11,581)
Interest income	3,023	3,631	3,779
Interest expense	(26,528)	(30,409)	(22,718)
TOTAL NET FINANCE COSTS	(23,397)	(26,777)	(17,819)
SHARE OF PROFIT OF ASSOCIATES AND JOINT VENTURES	3,533	8,229	11,647
PROFIT BEFORE INCOME TAX EXPENSE	56,073	103,214	116,770
INCOME TAX EXPENSE	(22,588)	(36,199)	(42,790)
PROFIT FOR THE YEAR	33,485	67,015	73,980
OTHER COMPREHENSIVE INCOME, Item that will not be reclassified to profit or loss
Fair value changes in equity investment measured at fair value through other comprehensive income	113	156	(201)
Currency translation differences	(10,802)	8,357	(2,667)
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	(441)	417	220
OTHER COMPREHENSIVE INCOME, NET OF TAX	(11,130)	8,930	(2,648)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	22,355	75,945	71,332
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	19,006	45,682	53,036
Non-controlling interests	14,479	21,333	20,944
PROFIT FOR THE YEAR	33,485	67,015	73,980
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	14,634	50,323	48,072
Non-controlling interests	7,721	25,622	23,260
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 22,355	¥ 75,945	¥ 71,332
BASIC AND DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY(RMB)	¥ 0.10	¥ 0.25	¥ 0.29

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).